John Hancock
High Yield Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.9%				$24,069,448
(Cost $24,081,147)
U.S. Government Agency 1.9%				24,069,448
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53	1,742,767	1,705,412
30 Yr Pass Thru	5.000	08-01-53	2,638,164	2,585,491
30 Yr Pass Thru	5.500	06-01-53	1,779,906	1,777,425
30 Yr Pass Thru	5.500	06-01-53	1,821,605	1,819,066
30 Yr Pass Thru	5.500	07-01-53	1,760,064	1,749,085
30 Yr Pass Thru	6.000	07-01-53	1,679,385	1,706,636
30 Yr Pass Thru	6.000	09-01-53	1,680,262	1,702,801
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52	1,721,770	1,633,292
30 Yr Pass Thru	4.500	10-01-52	2,759,307	2,614,063
30 Yr Pass Thru	5.500	11-01-52	2,175,067	2,162,519
30 Yr Pass Thru	5.500	04-01-53	1,745,995	1,744,107
30 Yr Pass Thru	5.500	07-01-53	1,706,289	1,702,578

30 Yr Pass Thru	6.000	09-01-53	1,152,291	1,166,973
Corporate bonds 85.1%				$1,065,107,785
(Cost $1,094,577,170)
Communication services 15.7%				196,292,699
Diversified telecommunication services 2.5%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	6,809,372
Frontier Florida LLC	6.860	02-01-28	6,250,000	6,015,625
GCI LLC (A)	4.750	10-15-28	6,820,000	6,119,381
Iliad Holding SASU (A)	6.500	10-15-26	5,485,000	5,422,529
Level 3 Financing, Inc. (A)	4.625	09-15-27	2,386,000	1,455,460
Level 3 Financing, Inc. (B)	11.000	11-15-29	4,784,000	4,987,320
Entertainment 2.3%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	5,635,000	3,894,466
Cinemark USA, Inc. (A)	8.750	05-01-25	3,150,000	3,153,036
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	8,400,000	8,042,286
Playtika Holding Corp. (A)	4.250	03-15-29	4,678,000	3,991,457
ROBLOX Corp. (A)	3.875	05-01-30	4,887,000	4,280,181
WMG Acquisition Corp. (A)	3.000	02-15-31	3,601,000	3,007,614
WMG Acquisition Corp. (A)	3.875	07-15-30	2,900,000	2,559,250
Interactive media and services 2.1%
ANGI Group LLC (A)	3.875	08-15-28	3,596,000	3,090,392
Arches Buyer, Inc. (A)	6.125	12-01-28	1,587,000	1,344,556
Cars.com, Inc. (A)	6.375	11-01-28	4,141,000	3,987,224
Match Group Holdings II LLC (A)	5.625	02-15-29	4,425,000	4,248,000
TripAdvisor, Inc. (A)	7.000	07-15-25	6,030,000	6,037,176
ZipRecruiter, Inc. (A)	5.000	01-15-30	4,420,000	3,890,838
ZoomInfo Technologies LLC (A)	3.875	02-01-29	4,185,000	3,749,464
Media 7.5%
Altice Financing SA (A)	5.000	01-15-28	2,620,000	2,318,022
Altice Financing SA (A)	5.750	08-15-29	3,005,000	2,588,118
Altice France Holding SA (A)	10.500	05-15-27	2,890,000	1,887,934
Altice France SA (A)	5.500	10-15-29	3,113,000	2,357,068
Altice France SA (A)	8.125	02-01-27	6,263,000	5,755,225
CCO Holdings LLC (A)	4.500	08-15-30	6,627,000	5,497,229
CCO Holdings LLC (A)	4.500	06-01-33	3,459,000	2,660,826
CCO Holdings LLC (A)	5.125	05-01-27	4,780,000	4,517,888
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (A)	5.375	06-01-29	3,850,000	$3,481,816
CCO Holdings LLC (A)	6.375	09-01-29	4,330,000	4,068,107
CCO Holdings LLC (A)	7.375	03-01-31	4,953,000	4,799,103
CSC Holdings LLC (A)	6.500	02-01-29	3,580,000	3,120,579
CSC Holdings LLC (A)	11.750	01-31-29	2,185,000	2,284,029
DISH Network Corp. (A)	11.750	11-15-27	4,880,000	5,087,782
iHeartCommunications, Inc.	8.375	05-01-27	8,512,000	5,107,200
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	6,093,000	5,757,885
News Corp. (A)	5.125	02-15-32	6,521,000	6,074,964
Sabre GLBL, Inc. (A)	8.625	06-01-27	4,473,000	3,936,979
Sirius XM Radio, Inc. (A)	4.000	07-15-28	3,460,000	3,117,168
Sirius XM Radio, Inc. (A)	5.500	07-01-29	2,900,000	2,742,400
Stagwell Global LLC (A)	5.625	08-15-29	4,480,000	3,999,744
Townsquare Media, Inc. (A)	6.875	02-01-26	5,626,000	5,427,455
Virgin Media Finance PLC (A)	5.000	07-15-30	3,375,000	2,913,690
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	4,950,000	4,638,493
Wireless telecommunication services 1.3%
SoftBank Group Corp.	5.125	09-19-27	7,750,000	7,429,538
Sprint LLC	7.125	06-15-24	8,615,000	8,637,830
Consumer discretionary 14.3%				178,503,145
Automobile components 1.3%
Clarios Global LP (A)	6.750	05-15-28	3,481,000	3,523,138
Dealer Tire LLC (A)	8.000	02-01-28	3,624,000	3,606,288
The Goodyear Tire & Rubber Company	5.000	07-15-29	1,633,000	1,503,072
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,020,000
ZF North America Capital, Inc. (A)	6.875	04-14-28	5,159,000	5,267,401
Automobiles 1.2%
Ford Motor Credit Company LLC	4.000	11-13-30	1,095,000	968,147
Ford Motor Credit Company LLC	4.134	08-04-25	8,850,000	8,636,405
Ford Motor Credit Company LLC	6.950	06-10-26	2,444,000	2,492,631
Ford Motor Credit Company LLC	7.350	03-06-30	2,267,000	2,403,025
Broadline retail 1.0%
Liberty Interactive LLC	8.250	02-01-30	5,947,000	3,881,205
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,965,000	2,855,503
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	480,000	450,000
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	440,000	409,539
Nordstrom, Inc.	4.250	08-01-31	3,600,000	3,029,472
Wand NewCo 3, Inc. (A)	7.625	01-30-32	2,103,000	2,160,833
Diversified consumer services 0.8%
Garda World Security Corp. (A)	4.625	02-15-27	4,795,000	4,579,963
Sotheby’s (A)	7.375	10-15-27	5,330,000	5,119,595
Hotels, restaurants and leisure 7.2%
Affinity Interactive (A)	6.875	12-15-27	4,553,000	4,199,732
Allwyn Entertainment Financing UK PLC (A)	7.875	04-30-29	3,722,000	3,815,050
Caesars Entertainment, Inc. (A)	7.000	02-15-30	8,126,000	8,324,754
Carnival Corp. (A)	6.000	05-01-29	3,807,000	3,720,250
Carnival Corp. (A)	7.000	08-15-29	1,102,000	1,143,097
Carnival Corp. (A)	7.625	03-01-26	2,910,000	2,947,860
Carnival Corp. (A)	10.500	06-01-30	4,000,000	4,364,129
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	3,925,000	4,282,034
CEC Entertainment LLC (A)	6.750	05-01-26	4,280,000	4,237,746
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Full House Resorts, Inc. (A)	8.250	02-15-28	3,542,000	$3,321,404
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	3,349,000	2,954,225
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32	3,340,000	3,339,991
International Game Technology PLC (A)	6.250	01-15-27	9,420,000	9,459,759
International Game Technology PLC (A)	6.500	02-15-25	2,318,000	2,321,493
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	2,250,000	2,145,308
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,747,000	1,584,695
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	4,700,000	4,309,885
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	3,555,000	3,350,588
NCL Corp., Ltd. (A)	5.875	03-15-26	3,360,000	3,281,880
New Red Finance, Inc. (A)	3.875	01-15-28	4,600,000	4,290,787
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	733,000	734,958
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29	5,080,000	5,464,515
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,585,000	3,333,166
Yum! Brands, Inc.	5.375	04-01-32	3,775,000	3,624,793
Household durables 1.0%
KB Home	4.000	06-15-31	3,426,000	2,974,594
KB Home	7.250	07-15-30	2,601,000	2,672,352
Newell Brands, Inc.	6.375	09-15-27	6,579,000	6,373,118
Specialty retail 1.8%
Amer Sports Company (A)	6.750	02-16-31	3,721,000	3,703,176
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	4,260,000	3,782,021
Champions Financing, Inc. (A)	8.750	02-15-29	1,946,000	1,987,781
Group 1 Automotive, Inc. (A)	4.000	08-15-28	4,225,000	3,856,590
Lithia Motors, Inc. (A)	3.875	06-01-29	5,730,000	5,114,025
Lithia Motors, Inc. (A)	4.375	01-15-31	2,325,000	2,062,928
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,900,000	2,518,244
Consumer staples 3.0%				37,944,508
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	6.500	02-15-28	3,503,000	3,524,750
Performance Food Group, Inc. (A)	4.250	08-01-29	3,740,000	3,394,252
U.S. Foods, Inc. (A)	4.750	02-15-29	2,930,000	2,750,596
Food products 1.7%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,315,793
JBS USA LUX SA	5.750	04-01-33	5,545,000	5,377,641
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	6,700,000	6,070,693
Post Holdings, Inc. (A)	5.500	12-15-29	2,169,000	2,075,341
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,337,614
Post Holdings, Inc. (A)	5.750	03-01-27	988,000	997,465
Household products 0.5%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,870,000	2,615,115
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,485,248
Energy 11.4%				142,633,945
Energy equipment and services 0.8%
CSI Compressco LP (A)	7.500	04-01-25	1,940,000	1,941,940
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,248,246
CSI Compressco LP (A)	10.000	04-01-26	2,682,319	2,806,376
Kodiak Gas Services LLC (A)	7.250	02-15-29	1,274,000	1,297,029
USA Compression Partners LP	6.875	09-01-27	2,204,000	2,192,675
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 10.6%
Antero Midstream Partners LP (A)	5.375	06-15-29	4,050,000	$3,851,984
Antero Resources Corp. (A)	7.625	02-01-29	1,783,000	1,836,376
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,550,000	4,230,200
Cheniere Energy Partners LP	3.250	01-31-32	5,659,000	4,729,753
Cheniere Energy Partners LP	4.000	03-01-31	5,835,000	5,203,963
Cheniere Energy Partners LP	4.500	10-01-29	4,360,000	4,083,858
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,691,197
Continental Resources, Inc. (A)	5.750	01-15-31	7,800,000	7,646,224
Delek Logistics Partners LP (A)	7.125	06-01-28	2,251,000	2,155,333
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	4,379,000	4,434,723
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	7,478,000	7,973,933
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	4,511,000	4,348,019
EnLink Midstream LLC (A)	5.625	01-15-28	5,597,000	5,514,788
EQM Midstream Partners LP (A)	7.500	06-01-30	5,137,000	5,459,891
Genesis Energy LP	8.250	01-15-29	4,210,000	4,280,219
Hess Midstream Operations LP (A)	5.500	10-15-30	945,000	908,150
Hess Midstream Operations LP (A)	5.625	02-15-26	2,576,000	2,539,550
HF Sinclair Corp. (A)	5.000	02-01-28	546,000	525,776
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	2,837,000	2,989,489
Kinetik Holdings LP (A)	6.625	12-15-28	1,075,000	1,088,227
MEG Energy Corp. (A)	5.875	02-01-29	4,448,000	4,336,623
New Fortress Energy, Inc. (A)	6.500	09-30-26	3,249,000	3,137,034
NuStar Logistics LP	6.000	06-01-26	3,385,000	3,346,242
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,317,125
Occidental Petroleum Corp.	5.500	12-01-25	2,600,000	2,593,802
Occidental Petroleum Corp.	6.625	09-01-30	4,430,000	4,662,132
Parkland Corp. (A)	5.875	07-15-27	5,250,000	5,152,261
Range Resources Corp.	8.250	01-15-29	3,300,000	3,442,783
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	2,095,000	2,141,300
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,439,712
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,264,012
Sunoco LP	4.500	04-30-30	2,675,000	2,433,932
Sunoco LP	6.000	04-15-27	3,048,000	3,036,768
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	2,695,000	2,690,735
Venture Global LNG, Inc. (A)	9.500	02-01-29	6,407,000	6,831,229
Viper Energy, Inc. (A)	7.375	11-01-31	3,720,000	3,830,336
Financials 11.6%				145,769,404
Banks 4.9%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (C)	6.100	03-17-25	5,200,000	5,196,478
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	4,400,000	4,323,349
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (A)(C)	6.625	03-25-24	5,969,000	5,969,597
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31	4,576,000	4,570,688
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	2,580,000	2,741,237
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	5,400,000	5,230,697
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	3,697,000	3,629,457
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	2,402,000	2,448,186
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,166,000	3,137,666
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	2,456,000	$2,503,782
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	3,100,000	3,045,964
Popular, Inc.	7.250	03-13-28	3,865,000	3,918,845
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (C)	6.000	05-15-27	3,620,000	3,497,670
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	3,533,000	3,334,519
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	4,923,000	4,873,911
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (C)	5.875	06-15-25	3,600,000	3,597,732
Capital markets 1.0%
Brookfield Capital Finance LLC	6.087	06-14-33	3,960,000	4,096,249
GTCR W-2 Merger Sub LLC (A)	7.500	01-15-31	2,692,000	2,807,756
MSCI, Inc. (A)	3.625	11-01-31	6,811,000	5,898,186
Consumer finance 1.2%
Ally Financial, Inc.	7.100	11-15-27	6,125,000	6,377,513
OneMain Finance Corp.	6.875	03-15-25	2,957,000	2,986,570
OneMain Finance Corp.	9.000	01-15-29	2,993,000	3,143,369
World Acceptance Corp. (A)	7.000	11-01-26	3,160,000	2,923,000
Financial services 1.9%
Block, Inc.	3.500	06-01-31	6,355,000	5,421,283
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29	1,838,000	1,911,061
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28	2,360,000	2,472,053
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,825,000	3,760,625
NMI Holdings, Inc. (A)	7.375	06-01-25	8,400,000	8,468,040
Radian Group, Inc.	6.200	05-15-29	1,422,000	1,426,082
Insurance 2.6%
Acrisure LLC (A)	8.250	02-01-29	1,815,000	1,793,281
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	4,103,000	4,075,633
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	2,922,000	2,910,575
AmWINS Group, Inc. (A)	6.375	02-15-29	3,309,000	3,311,158
Athene Holding, Ltd.	6.150	04-03-30	3,192,000	3,284,286
Athene Holding, Ltd.	6.650	02-01-33	4,700,000	4,918,837
Howden UK Refinance PLC (A)	7.250	02-15-31	1,480,000	1,482,220
HUB International, Ltd. (A)	7.250	06-15-30	5,124,000	5,227,033
HUB International, Ltd. (A)	7.375	01-31-32	2,477,000	2,484,847
Ryan Specialty LLC (A)	4.375	02-01-30	1,615,000	1,499,996
USI, Inc. (A)	7.500	01-15-32	1,074,000	1,069,973
Health care 4.5%				55,840,619
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	3,815,000	3,856,965
Health care providers and services 3.4%
AdaptHealth LLC (A)	4.625	08-01-29	4,630,000	3,854,475
Centene Corp.	4.625	12-15-29	2,415,000	2,285,918
DaVita, Inc. (A)	3.750	02-15-31	4,345,000	3,565,410
DaVita, Inc. (A)	4.625	06-01-30	5,390,000	4,741,297
Encompass Health Corp.	4.750	02-01-30	2,995,000	2,778,400
HCA, Inc.	5.375	02-01-25	7,020,000	6,995,303
HealthEquity, Inc. (A)	4.500	10-01-29	5,295,000	4,866,704
Select Medical Corp. (A)	6.250	08-15-26	7,010,000	6,992,328
Tenet Healthcare Corp.	5.125	11-01-27	3,426,000	3,353,595
Tenet Healthcare Corp.	6.125	10-01-28	2,770,000	2,738,838
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)	9.000	01-30-28	503,000	$491,713
Bausch Health Companies, Inc. (A)	11.000	09-30-28	892,000	599,870
Bausch Health Companies, Inc. (A)	14.000	10-15-30	177,000	104,091
Organon & Company (A)	4.125	04-30-28	5,150,000	4,711,531
Organon & Company (A)	5.125	04-30-31	4,555,000	3,904,181
Industrials 11.2%				139,756,926
Aerospace and defense 1.5%
Bombardier, Inc. (A)	7.875	04-15-27	5,457,000	5,463,963
TransDigm, Inc. (A)	6.250	03-15-26	2,085,000	2,082,288
TransDigm, Inc. (A)	6.375	03-01-29	3,979,000	3,996,986
TransDigm, Inc. (A)	6.750	08-15-28	4,726,000	4,782,504
TransDigm, Inc. (A)	7.125	12-01-31	2,785,000	2,856,909
Building products 0.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,019,000	895,319
Builders FirstSource, Inc. (A)	6.375	06-15-32	3,280,000	3,279,481
Commercial services and supplies 1.8%
Allied Universal Holdco LLC (A)	7.875	02-15-31	602,000	597,834
APX Group, Inc. (A)	6.750	02-15-27	3,625,000	3,629,966
Cimpress PLC	7.000	06-15-26	3,968,000	3,950,779
Clean Harbors, Inc. (A)	6.375	02-01-31	2,602,000	2,586,725
GFL Environmental, Inc. (A)	4.250	06-01-25	4,530,000	4,449,954
GFL Environmental, Inc. (A)	5.125	12-15-26	1,240,000	1,212,910
GFL Environmental, Inc. (A)	6.750	01-15-31	2,380,000	2,434,409
VT Topco, Inc. (A)	8.500	08-15-30	3,802,000	3,965,296
Construction and engineering 1.3%
AECOM	5.125	03-15-27	2,500,000	2,448,891
Arcosa, Inc. (A)	4.375	04-15-29	2,725,000	2,515,168
Dycom Industries, Inc. (A)	4.500	04-15-29	4,040,000	3,717,737
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,060,000	2,767,678
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,236,506
Williams Scotsman, Inc. (A)	4.625	08-15-28	1,995,000	1,873,345
Electrical equipment 0.8%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30	6,271,000	6,292,949
Vertiv Group Corp. (A)	4.125	11-15-28	3,522,000	3,249,534
Ground transportation 1.4%
Uber Technologies, Inc. (A)	6.250	01-15-28	5,020,000	5,026,275
Uber Technologies, Inc. (A)	7.500	09-15-27	6,300,000	6,444,887
Uber Technologies, Inc. (A)	8.000	11-01-26	6,210,000	6,319,271
Machinery 0.3%
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,131,380
Passenger airlines 1.5%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	3,350,000	3,647,313
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	1,129,777	1,147,266
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	2,690,435	2,589,869
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25	1,167,352	1,149,973
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	2,276,900	2,369,477
Delta Air Lines, Inc.	7.375	01-15-26	3,325,000	3,428,906
U.S. Airways Group, Inc. (D)(E)	1.000	06-01-12	606,056	0
United Airlines, Inc. (A)	4.625	04-15-29	4,710,000	4,344,527
Professional services 0.5%
Concentrix Corp.	6.850	08-02-33	2,415,000	2,361,379
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
TriNet Group, Inc. (A)	7.125	08-15-31	3,744,000	$3,813,783
Trading companies and distributors 1.8%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	3,414,000	3,070,412
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	2,997,000	3,013,226
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	2,883,529
United Rentals North America, Inc.	3.875	02-15-31	2,665,000	2,355,194
United Rentals North America, Inc.	4.000	07-15-30	3,689,000	3,339,573
WESCO Distribution, Inc. (A)	6.375	03-15-29	4,252,000	4,252,391
WESCO Distribution, Inc. (A)	7.250	06-15-28	3,700,000	3,781,164
Information technology 3.8%				47,350,282
Communications equipment 0.1%
CommScope, Inc. (A)	6.000	03-01-26	1,245,000	1,120,500
IT services 0.3%
Virtusa Corp. (A)	7.125	12-15-28	4,457,000	3,952,802
Semiconductors and semiconductor equipment 0.6%
ON Semiconductor Corp. (A)	3.875	09-01-28	4,375,000	4,001,069
Qorvo, Inc. (A)	3.375	04-01-31	4,200,000	3,538,439
Software 2.0%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,945,000	2,796,793
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	4,282,000	3,809,353
NCR Voyix Corp. (A)	5.125	04-15-29	1,041,000	965,189
NCR Voyix Corp. (A)	5.250	10-01-30	3,745,000	3,382,897
Open Text Corp. (A)	6.900	12-01-27	5,893,000	6,083,367
UKG, Inc. (A)	6.875	02-01-31	1,856,000	1,875,302
Ziff Davis, Inc. (A)	4.625	10-15-30	6,327,000	5,674,048
Technology hardware, storage and peripherals 0.8%
Seagate HDD Cayman	5.750	12-01-34	4,007,000	3,851,528
Seagate HDD Cayman (A)	8.250	12-15-29	1,431,000	1,533,327
Xerox Holdings Corp. (A)	5.500	08-15-28	5,270,000	4,765,668
Materials 3.9%				49,278,603
Chemicals 0.4%
Ashland, Inc.	6.875	05-15-43	2,710,000	2,798,102
The Scotts Miracle-Gro Company	4.000	04-01-31	2,635,000	2,235,060
Containers and packaging 2.7%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,885,000	2,832,784
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	2,762,446
Ball Corp.	6.000	06-15-29	1,272,000	1,278,165
Ball Corp.	6.875	03-15-28	2,890,000	2,960,215
Berry Global, Inc. (A)	5.625	07-15-27	4,178,000	4,119,117
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	3,130,000	2,979,302
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,865,000	3,856,449
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	2,251,000	2,281,366
Sealed Air Corp. (A)	4.000	12-01-27	4,150,000	3,860,036
Sealed Air Corp. (A)	6.125	02-01-28	1,627,000	1,622,021
Sealed Air Corp. (A)	6.875	07-15-33	2,736,000	2,831,497
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,105,000	3,027,987
Metals and mining 0.8%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	2,759,000	2,526,313
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,336,000	2,420,827
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	1,914,425
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (A)	4.750	01-30-30	3,255,000	$2,972,491
Real estate 3.3%				41,643,082
Health care REITs 0.5%
Diversified Healthcare Trust (A)(F)	8.975	01-15-26	4,390,000	3,726,803
Diversified Healthcare Trust	9.750	06-15-25	2,921,000	2,907,910
Real estate management and development 0.4%
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	2,385,000	2,474,302
Realogy Group LLC (A)	5.250	04-15-30	4,362,000	3,055,287
Specialized REITs 2.4%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	3,338,000	2,984,290
Iron Mountain, Inc. (A)	4.875	09-15-29	7,415,000	6,895,602
Outfront Media Capital LLC (A)	7.375	02-15-31	2,220,000	2,316,947
Uniti Group LP (A)	10.500	02-15-28	3,492,000	3,614,561
VICI Properties LP (A)	4.250	12-01-26	2,775,000	2,654,639
VICI Properties LP (A)	4.625	12-01-29	6,910,000	6,433,901
VICI Properties LP (A)	5.750	02-01-27	4,600,000	4,578,840
Utilities 2.4%				30,094,572
Electric utilities 1.4%
Alexander Funding Trust II (A)	7.467	07-31-28	4,626,000	4,841,658
NRG Energy, Inc. (A)	3.625	02-15-31	5,060,000	4,254,614
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	2,523,000	2,676,572
Vistra Operations Company LLC (A)	5.625	02-15-27	6,150,000	5,992,863
Independent power and renewable electricity producers 1.0%
Calpine Corp. (A)	4.500	02-15-28	6,280,000	5,915,423
Clearway Energy Operating LLC (A)	4.750	03-15-28	2,380,000	2,224,927

Talen Energy Supply LLC (A)	8.625	06-01-30	3,970,000	4,188,515
Term loans (G) 4.6%				$57,190,775
(Cost $58,784,507)
Communication services 1.0%				12,770,351
Diversified telecommunication services 0.3%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (1 month CME Term SOFR + 4.325%)	9.651	03-09-27	3,817,557	3,436,985
Entertainment 0.3%
UFC Holdings LLC, 2021 Term Loan B (H)	TBD	04-29-26	3,730,000	3,739,325
Interactive media and services 0.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.676	12-06-27	2,653,668	2,537,570
Media 0.2%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.941	09-01-27	3,136,000	3,056,471
Consumer discretionary 0.7%				7,973,830
Hotels, restaurants and leisure 0.3%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (D)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (D)(E)	0.000	06-06-21	1,618,638	0
IRB Holding Corp., 2024 Term Loan B (H)	TBD	12-15-27	3,606,000	3,599,726
Leisure products 0.4%
J&J Ventures Gaming LLC, Term Loan (3 month CME Term SOFR + 4.000%)	9.610	04-26-28	4,472,316	4,374,104
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials 0.6%				$7,903,801
Insurance 0.6%
Acrisure LLC, 2020 Term Loan B (H)	TBD	02-15-27	3,694,000	3,683,620
AssuredPartners, Inc., 2020 Term Loan B (H)	TBD	02-12-27	4,219,000	4,220,181
Health care 1.2%				15,256,829
Health care equipment and supplies 0.4%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	8.671	05-10-27	5,068,783	5,015,713
Health care providers and services 0.6%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	8.941	10-16-28	4,038,985	4,029,897
Select Medical Corp., 2023 Term Loan B1 (1 month CME Term SOFR + 3.000%)	8.326	03-06-27	3,353,285	3,347,015
Pharmaceuticals 0.2%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.671	02-01-27	3,615,552	2,864,204
Industrials 0.7%				8,941,793
Commercial services and supplies 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (H)	TBD	05-12-28	5,350,000	5,325,230
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.329	04-20-28	3,550,000	3,616,563
Information technology 0.2%				1,733,628
Software 0.2%
Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.713	02-01-29	2,199,505	1,733,628
Materials 0.2%				2,610,543
Chemicals 0.2%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.104	05-03-28	3,513,754	2,610,543

Collateralized mortgage obligations 0.1%				$1,302,218
(Cost $0)
Commercial and residential 0.1%				1,302,218
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	34,744,624	365,600
Series 2007-4, Class ES IO	0.350	07-19-47	34,626,269	462,174

Series 2007-6, Class ES IO (A)	0.343	08-19-37	36,809,961	474,444
Asset backed securities 2.6%				$32,986,611
(Cost $32,347,061)
Asset backed securities 2.6%				32,986,611
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	3,810,000	3,825,162
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month CME Term SOFR + 1.482%) (A)(I)	6.796	01-15-29	515,053	514,837
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	4,478,214	4,116,775
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	5,469,072	5,285,904
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	3,698,284	3,689,664
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	7,094,340	7,184,598
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month CME Term SOFR + 1.262%) (A)(I)	6.576	08-16-29	372,948	372,937
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	2,564,609	2,588,072
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sound Point CLO, Ltd.
Series 2013-2RA, Class A1 (3 month CME Term SOFR + 1.212%) (A)(I)	6.526	04-15-29	202,427	$202,395
Symphony CLO XVII, Ltd.
Series 2016-17A, Class BR (3 month CME Term SOFR + 1.462%) (A)(I)	6.776	04-15-28	2,510,742	2,511,339
Vibrant CLO VI, Ltd.
Series 2017-6A, Class AR (3 month CME Term SOFR + 1.212%) (A)(I)	6.582	06-20-29	725,883	725,775
Wellfleet CLO, Ltd.
Series 2017-2A, Class A1R (3 month CME Term SOFR + 1.322%) (A)(I)	6.639	10-20-29	1,967,374	1,969,153

	Shares	Value
Common stocks 0.0%		$0
(Cost $40,960)
Communication services 0.0%		0
Media 0.0%
Granite Broadcasting Corp. (E)(J)	11,688	0
Energy 0.0%		0
Energy equipment and services 0.0%

TPT Acquisition, Inc. (E)(J)	2,560	0

Preferred securities 0.6%		$7,165,285
(Cost $6,777,515)
Communication services 0.3%		3,663,509
Wireless telecommunication services 0.3%
U.S. Cellular Corp., 6.250%	176,725	3,663,509
Industrials 0.3%		3,501,776
Construction and engineering 0.3%
Glasstech, Inc., Series A (E)(J)(K)	143	128,700
Glasstech, Inc., Series B (E)(J)(K)	4,475	3,373,076

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Green Field Energy Services, Inc. (A)(E)(J)	250,000	0
Green Field Energy Services, Inc. (A)(E)(J)	6,000	0

	Yield (%)	Shares	Value
Short-term investments 9.6%			$120,372,242
(Cost $120,363,346)
Short-term funds 9.6%			120,372,242
John Hancock Collateral Trust (L)	5.2759(M)	12,036,743	120,372,242

Total investments (Cost $1,336,971,706) 104.5%	$1,308,194,364
Other assets and liabilities, net (4.5%)	(56,867,131)
Total net assets 100.0%	$1,251,327,233

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $822,264,964 or 65.7% of the fund’s net assets as of 2-29-24.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 2-29-24.
The fund had the following country composition as a percentage of net assets on 2-29-24:
United States	85.2%
Canada	5.0%
France	2.3%
United Kingdom	1.9%
Luxembourg	1.3%
Ireland	1.0%
Other countries	3.3%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$24,069,448	—	$24,069,448	—
Corporate bonds	1,065,107,785	—	1,065,107,785	—
Term loans	57,190,775	—	57,190,775	—
Collateralized mortgage obligations	1,302,218	—	1,302,218	—
Asset backed securities	32,986,611	—	32,986,611	—
Common stocks	—	—	—	—
Preferred securities	7,165,285	$3,663,509	—	$3,501,776
Escrow certificates	—	—	—	—
Short-term investments	120,372,242	120,372,242	—	—
Total investments in securities	$1,308,194,364	$124,035,751	$1,180,656,837	$3,501,776
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	12,036,743	$26,309,925	$470,091,539	$(376,035,943)	$8,083	$(1,362)	$1,707,400	—	$120,372,242
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Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 29, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$128,700
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.3%	3,373,076
								$3,501,776

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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